Liability In Respect Of Employees Severance Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability In Respect Of Employees Severance Payments [Abstract]
Expenses recorded for employees severance payments	$ 331	$ 31	$ 428